MERRILL LYNCH
GLOBAL
HOLDINGS, INC.




FUND LOGO




Quarterly Report

February 28, 1998



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.







Merrill Lynch
Global Holdings, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper

MERRILL LYNCH GLOBAL HOLDINGS, INC.


Officers and
Directors

Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Philip L. Kirstein, Senior Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Philip M. Mandel, Secretary

Custodian
The Chase Manhattan Bank, N.A.
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


Merrill Lynch Global Holdings, Inc., February 28, 1998


DEAR SHAREHOLDER


During the quarter ended February 28, 1998, investors focused on the implications that the financial crisis in Asia would have on economic growth worldwide. In the United States, sentiment fluctuated between a variety of outlooks. At times, US stock and bond prices reflected expectations that the slowdown in Asian economic growth would lead to a sharp decline in US business activity and, ultimately, a deflationary environment. During other periods, US investors appeared to expect that the positive trends of a moderately expanding economy, declining unemployment, enhanced productivity and corporate profits growth would continue, unimpeded by the developments in Asia. To date, there have been only a few signs that Asia's troubles are influencing US economic activity. Industrial activity is beginning to slow, but the slowdown has not spread to other sectors of the economy.

The Federal Open Market Committee did not ease monetary policy at its meeting in early February. Subsequently, in his Humphrey-Hawkins testimony before Congress, Federal Reserve Board Chairman Alan Greenspan indicated that monetary policy might remain steady for some time. This raised concerns among US bond investors who had expected imminent monetary policy easing. As 1998 progresses, it is likely that investor focus will remain on developments in Asia, their potential impact on the US economy, and the Federal Reserve Board's response to them.


Portfolio Matters
For the quarter ended February 28, 1998, the total returns for Merrill Lynch Global Holdings, Inc.'s Class A, Class B, Class C and Class D Shares were +8.69%, +8.42%, +8.38% and +8.61%, respectively, compared to the total return for the unmanaged Morgan Stanley Capital International (MSCI) World Stock Index of +11.02%. Although nine of the fund's ten top holdings outperformed the MSCI World Stock Index during the February quarter, the fund's overall portfolio returns were hindered by continued exposure to companies in the emerging markets of Asia. The fund's investments in the energy sector also negatively impacted performance.


In Conclusion
We thank you for your investment in Merrill Lynch Global Holdings, Inc., and we look forward to reviewing our outlook and strategy with you in our upcoming report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Lawrence R. Fuller)
Lawrence R. Fuller
Portfolio Manager


March 26, 1998

Effective March 4, 1998, Lawrence R. Fuller is responsible for the day-to-day management of Merrill Lynch Global Holdings, Inc. Mr. Fuller has been employed by the Investment Adviser since 1997 as First Vice President and Portfolio Manager and from 1992 to 1997 as Vice President and Portfolio Manager.





PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent
Performance
Results*
                                                        12 Month       3 Month         Since Inception
                                                      Total Return   Total Return        Total Return
ML Global Holdings, Inc. Class A Shares                  +13.60%        + 8.69%            +435.54%
ML Global Holdings, Inc. Class B Shares                  +12.43         + 8.42             +131.36
ML Global Holdings, Inc. Class C Shares                  +12.40         + 8.38             + 38.60
ML Global Holdings, Inc. Class D Shares                  +13.31         + 8.61             + 42.34
World Stock Index**                                      +24.11         +11.02     +653.50/+153.53/+67.97

 *Investment results shown for each of the Company's classes of shares do not reflect sales charges; results shown would be lower if a sales charge was included. The Company's total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Company's inception dates are: Class A Shares, 7/2/84; Class B Shares, 10/21/88; and Class C and Class D Shares, 10/21/94.

**The Morgan Stanley Capital International World Stock Index is an unmanaged US dollar-denominated index of world stock markets compiled by Capital International Perspective S.A. and published in Morgan-Stanley Capital International Perspective. Since inception total returns are for the periods from 6/30/84 to 2/28/98; from 10/31/88 to 2/28/98; and from 10/31/94 to 2/28/98, respectively.



Merrill Lynch Global Holdings, Inc., February 28, 1998


PERFORMANCE DATA (concluded)


Average Annual
Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/97                       + 6.64%         +1.04%
Five Years Ended 12/31/97                 +10.75          +9.56
Ten Years Ended 12/31/97                  + 9.65          +9.06

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/97                        +5.63%         +1.88%
Five Years Ended 12/31/97                  +9.62          +9.62
Inception (10/21/88)
through 12/31/97                           +8.56          +8.56

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/97                        +5.56%         +4.63%
Inception (10/21/94)
through 12/31/97                           +7.88          +7.88

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/97                        +6.42%         +0.83%
Inception (10/21/94)
through 12/31/97                           +8.77          +6.95

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

PORTFOLIO CHANGES


For the Quarter Ended February 28, 1998

Additions

 Boston Scientific Corp.
 Bristol-Myers Squibb Co.
 Heidelberger Druckmaschinen AG
*Indorama Synthetics
 OfficeMax, Inc.
 Olicom A/S
 Philip Services Corp.
 SGS-Thomson Microelectronics N.V.
   (NY Registered Shares)


Deletions

 British Petroleum Co. PLC
 Cetelem S.A.
 Harnischfeger Industries, Inc.
 Hong Kong and China Gas Company Ltd.
 Illinois Central Corp.
*Indorama Synthetics
 Koninklijke Ahold N.V.
 Merck & Co., Inc.
 Microsoft Corp.
 Molten Metal Technology, Inc.
 Oracle Corporation
 P.T. Indorama Synthetics (Foreign)
 P.T. Telekomunikasi Indonesia (ADR)
 Pharmacia & Upjohn Inc.
 Sun Hung Kai Properties, Ltd.

[FN]
*Added and deleted in the same quarter.


PORTFOLIO INFORMATION

Worldwide
Investments
As of 2/28/98

                                                       Percent of
Ten Largest Industries                                 Net Assets

Banking                                                    9.9%
Multi-Industry                                             6.7
Electronics                                                6.3
Chemicals                                                  5.5
Retail Specialty                                           5.3
Pharmaceuticals                                            5.1
Communications Equipment                                   4.2
Telecommunications                                         4.1
Insurance                                                  3.8
Retail                                                     2.8



                                      Country of       Percent of
Ten Largest Equity Holdings             Origin         Net Assets

Roche Holdings Ltd.                  Switzerland           2.7%
Baan Company N.V.                    Netherlands           2.5
Nokia OY AS 'A'                      Finland               2.2
Mercury General Corp.                United States         2.0
Akzo Nobel N.V.                      Netherlands           1.9
Siebe PLC                            United Kingdom        1.9
CVS Corporation                      United States         1.9
Home Depot, Inc.                     United States         1.8
Pfizer, Inc.                         United States         1.8
The Royal Bank of Scotland
    Group PLC                        United Kingdom        1.8



Merrill Lynch Global Holdings, Inc., February 28, 1998

SCHEDULE OF INVESTMENTS                                                                                 (in US dollars)
LATIN                               Shares                                                                     Percent of
AMERICA        Industries            Held                Investments                   Cost           Value    Net Assets
Argentina      Banking              146,875       Banco de Galicia y Buenos
                                                  Aires S.A. (ADR)*               $  3,084,280     $  3,616,797       0.8%

               Energy               100,000       Yacimientos Petroliferos
                                                  Fiscales S.A. (YPF)(ADR)*          2,354,250        3,162,500       0.7

               Multi-Industry       278,810       Compania Naviera Perez
                                                  Companc S.A.C.F.I.M.F.A.           1,023,485        1,835,524       0.4

                                                  Total Investments in Argentina     6,462,015        8,614,821       1.9

Brazil         Forest Products      100,000       Aracruz Celulose S.A. (ADR)*       1,835,000        1,368,750       0.3

               Telecommuni-      30,000,000       Telecommunicacoes Brasileiras
               cations                            S.A.--Telebras PN (Preferred)      1,069,928        3,663,717       0.9

                                                  Total Investments in Brazil        2,904,928        5,032,467       1.2

Mexico         Chemicals            150,000       DESC, Sociedad de Fomento
                                                  Industrial, S.A. de C.V. (ADR)*    4,366,491        4,368,750       1.0

               Financial          2,000,000       Grupo Financiero Banorte, S.A.
               Services                           de C.V. (Class B)                  2,113,918        2,840,376       0.7

                                                  Total Investments in Mexico        6,480,409        7,209,126       1.7

Panama         Banking               75,000       Banco Latinoamericano de
                                                  Exportaciones, S.A. (E Shares)     3,704,425        3,060,938       0.7

                                                  Total Investments in Panama        3,704,425        3,060,938       0.7

                                                  Total Investments in
                                                  Latin America                     19,551,777       23,917,352       5.5

MIDDLE
EAST

Israel         Communications       150,000       NICE--Systems Ltd. (ADR)*          3,331,379        6,590,625       1.5
               Equipment

                                                  Total Investments in the
                                                  Middle East                        3,331,379        6,590,625       1.5

NORTH
AMERICA

Canada         Chemicals            300,000       Agrium, Inc.                       4,041,373        3,964,015       0.9

               Communications       100,000       Northern Telecom Ltd.              1,474,875        5,331,250       1.2
               Equipment

               Environmental        200,000       Philip Services Corp.              2,398,761        1,912,500       0.5
               Control Systems

                                                  Total Investments in Canada        7,915,009       11,207,765       2.6

United States  Banking              120,000       Bank of New York, Inc. (The)       3,130,284        7,027,500       1.6
                                     95,000       Northern Trust Corporation         3,777,776        7,196,250       1.7
                                     65,000       Wachovia Corporation               4,173,125        5,167,500       1.2
                                                                                  ------------     ------------     ------
                                                                                    11,081,185       19,391,250       4.5

               Communications        97,500       Cisco Systems, Inc.                3,206,875        6,422,813       1.5
               Equipment

               Electronics           85,000       Intel Corp.                        1,087,344        7,618,125       1.8
                                     90,000       Texas Instruments Inc.             2,012,563        5,208,750       1.2
                                                                                  ------------     ------------     ------
                                                                                     3,099,907       12,826,875       3.0

               Environmental        200,000       US Filter Corp.                    6,297,223        6,787,500       1.6
               Control

               Insurance            150,000       Mercury General Corp.              3,010,895        8,512,500       2.0
                                     80,000       The PMI Group, Inc.                4,385,425        5,820,000       1.3
                                                                                  ------------     ------------     ------
                                                                                     7,396,320       14,332,500       3.3

               Machinery &          125,000       Kennametal, Inc.                   5,048,372        6,578,125       1.5
               Machine Tools

               Media/Publishing           1       CommScope Inc.                            12               13       0.0

               Medical Technology    50,000       Boston Scientifc Corp.             2,291,520        2,987,500       0.7
                                    100,000       Johnson & Johnson                  5,281,813        7,550,000       1.8
                                                                                  ------------     ------------     ------
                                                                                     7,573,333       10,537,500       2.5

               Oil                  400,000       Global Industries Ltd.             3,636,351        6,800,000       1.6

               Oil & Gas            125,000       Transocean Offshore Inc.           3,606,055        5,375,000       1.2
               Producers

               Packaging            500,000       Stone Container Corporation        6,133,680        5,625,000       1.3

               Pharmaceuticals       25,000       Bristol-Myers Squibb Co.           2,432,138        2,504,687       0.6
                                     90,000       Pfizer, Inc.                       2,529,031        7,965,000       1.8
                                                                                  ------------     ------------     ------
                                                                                     4,961,169       10,469,687       2.4

               Retail               150,000       Federated Department
                                                  Stores, Inc.                       4,921,701        7,031,250       1.6

               Retail Specialty     110,000       CVS Corporation                    5,633,409        8,146,875       1.9
                                    125,000       Home Depot, Inc.                   3,653,625        7,976,562       1.8
                                    200,000       OfficeMax, Inc.                    3,112,630        3,337,500       0.8
                                    450,000       PETsMART, Inc.                     6,002,962        3,431,250       0.8
                                                                                  ------------     ------------     ------
                                                                                    18,402,626       22,892,187       5.3

                                                  Total Investments in the
                                                  United States                     85,364,809      135,069,700      31.3

                                                  Total Investments in
                                                  North America                     93,279,818      146,277,465      33.9

PACIFIC
BASIN/ASIA

Australia      Broadcasting &       351,883       News Corp., Ltd. (Ordinary)        1,873,092        2,241,220       0.5
               Publishing
                                                  Total Investments in Australia     1,873,092        2,241,220       0.5

Hong Kong      Multi-Industry       600,000       CITIC Pacific Ltd.                 2,906,671        2,324,981       0.5
                                    400,000       Hutchison Whampoa Ltd.             1,949,838        2,828,726       0.7

                                                  Total Investments in Hong Kong     4,856,509        5,153,707       1.2

Indonesia      Real Estate        4,000,000       P.T. Jaya Real Property            3,173,463          217,143       0.1

                                                  Total Investments in Indonesia     3,173,463          217,143       0.1



Merrill Lynch Global Holdings, Inc., February 28, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                     (in US dollars)
PACIFIC BASIN/
ASIA                                Shares                                                                      Percent of
(concluded)    Industries            Held                Investments                   Cost           Value     Net Assets
Japan          Broadcasting &       300,000       Tokyo Broadcasting
               Publishing                         System, Inc.                    $  3,736,661     $  3,876,338       0.9%

               Computers            300,000       NEC Corporation                    3,767,865        3,353,151       0.8
                                     60,000       Tokyo Electron Ltd.                1,883,701        2,159,334       0.5
                                                                                  ------------     ------------     ------
                                                                                     5,651,566        5,512,485       1.3

               Electrical           200,000       Matsushita Electric
               Equipment                          Industrial Co.                     2,837,637        2,917,162       0.7
                                    250,000       Sumitomo Electric
                                                  Industry, Ltd.                     2,791,441        3,646,453       0.8
                                                                                  ------------     ------------     ------
                                                                                     5,629,078        6,563,615       1.5

               Electronics           30,000       Keyence Corp.                      2,162,440        4,399,524       1.0
                                     90,000       Murata Manufacturing Co., Ltd.     2,616,519        2,860,880       0.7
                                     30,000       Sony Corp.                         2,723,743        2,711,058       0.6
                                                                                  ------------     ------------     ------
                                                                                     7,502,702        9,971,462       2.3

               Financial             15,000       Nichiei Co. Ltd.                   1,398,379        1,557,669       0.4
               Services--
               Consumer

               Insurance            200,000       Tokio Marine & Fire
                                                  Insurance Co., Ltd.                2,445,116        2,267,142       0.5

               Machinery &          500,000       Mitsubishi Heavy Industries Ltd.   3,654,178        2,179,945       0.5
               Equipment

               Machinery &          350,000       Minebea Co., Ltd.                  2,942,184        3,884,265       0.9
               Machine Tools

               Merchandising         40,000       Ito-Yokado Co., Ltd.               1,760,352        2,187,872       0.5
                                    150,000       Marui Co., Ltd.                    2,736,736        2,461,356       0.6
                                                                                  ------------     ------------     ------
                                                                                     4,497,088        4,649,228       1.1

               Photography          100,000       Canon Inc.                         1,758,792        2,290,923       0.5

               Real Estate          200,000       Mitsui Fudosan Co., Ltd.           2,474,245        2,156,163       0.5

               Telecommunications       400       Nippon Telephone &
                                                  Telegraph Corp. (Ordinary)         3,217,188        3,678,160       0.8

                                                  Total Investments in Japan        44,907,177       48,587,395      11.2

Malaysia       Banking            1,440,799       Commerce Asset-Holding BHD         2,027,950        1,248,431       0.3
                                    150,083       Commerce Asset-Holding BHD
                                                  (Warrants)(a)                         95,215           33,329       0.0
                                                                                  ------------     ------------     ------
                                                                                     2,123,165        1,281,760       0.3

               Building           1,000,000       Sungei Way Holdings BHD            2,085,002          422,343       0.1
               Materials

               Forest Products    1,500,000       Land & General BHD (Ordinary)      2,275,824          613,079       0.1

               Leisure/Tourism      800,000       Sime Darby BHD                     2,837,011        1,046,322       0.2

                                                  Total Investments in Malaysia      9,321,002        3,363,504       0.7

Singapore      Banking              380,000       Overseas Chinese Banking Corp.     3,284,321        2,270,588       0.5

               Construction &       330,000       City Development Ltd.              2,201,466        1,501,858       0.4
               Housing

               Newspaper/           190,000       Singapore Press Holdings
               Publishing                         Limited                            2,976,641        2,729,412       0.6

                                                  Total Investments in Singapore     8,462,428        6,501,858       1.5

Thailand       Banking              200,000       Bangkok Bank Public
                                                  Company Ltd.                       2,049,723          683,721       0.2

               Building              60,000       The Siam Cement Public Co.
               Materials                          Ltd (Foreign Registered)           2,167,775          853,953       0.2

               Oil--Related         100,000       PTT Exploration and Production
                                                  Public Co. (PTTEP)                 1,209,092        1,302,326       0.3

               Telecommuni-         438,800       Total Access Communication
               cations                            Public Co. Ltd.                      318,809          636,260       0.2

                                                  Total Investments in Thailand      5,745,399        3,476,260       0.9

                                                  Total Investments in the
                                                  Pacific Basin/Asia                78,339,070       69,541,087      16.1

WESTERN
EUROPE

Denmark        Computers            100,000       Olicom A/S                         3,069,952        2,712,500       0.6

                                                  Total Investments in Denmark       3,069,952        2,712,500       0.6

Finland        Telecommunications    95,600       Nokia OY AS 'A'                    3,283,620        9,571,281       2.2

                                                  Total Investments in Finland       3,283,620        9,571,281       2.2

France         Business &           180,000       Dassault Systemes S.A.             2,382,131        7,276,910       1.7
               Public Services

               Electronics/          70,000       SGS-Thomson Microelectronics
               Components                         N.V. (NY Registered Shares)        4,033,757        5,328,750       1.3

               Oil--Related          50,000       Societe Nationale Elf
                                                  Aquitane S.A.                      4,845,082        5,694,330       1.3

                                                  Total Investments in France       11,260,970       18,299,990       4.3

Germany        Banking               70,000       Deutsche Bank AG                   4,697,032        4,809,028       1.1

               Chemicals            210,000       SKW Trostberg AG                   5,676,684        7,170,139       1.7

               Machinery &           19,600       Heidelberger Druckmaschinen AG     1,052,231        1,132,099       0.3
               Equipment

               Multi-Industry       110,000       Veba AG                            5,056,239        7,381,228       1.7

                                                  Total Investments in Germany      16,482,186       20,492,494       4.8

Italy          Retail               125,000       Gucci Group N.V.                   8,151,212        5,242,187       1.2

                                                  Total Investments in Italy         8,151,212        5,242,187       1.2

Netherlands    Chemicals             41,000       Akzo Nobel N.V.                    5,917,636        8,325,494       1.9

               Computer Software    240,000       Baan Company N.V.                  2,094,885       10,854,684       2.5

               Electrical &          70,000       Philips Electronics N.V.           2,440,144        5,442,011       1.3
               Electronics

               Steel                200,000       Ispat International N.V.           5,087,777        4,703,696       1.1

                                                  Total Investments in the
                                                  Netherlands                       15,540,442       29,325,885       6.8

Norway         Automobiles          400,000       Sensonor A/S                       2,945,188        1,242,072       0.3

               Oil--Integrated      120,000       Fred Olsen Energy ASA              2,380,861        1,807,611       0.4

                                                  Total Investments in Norway        5,326,049        3,049,683       0.7

Portugal       Building             200,000       Cimpor--Cimentos de
               Products                           Portugal S.A.                      4,062,517        5,798,976       1.4

               Finance              170,000       BPI--SGPS S.A.
                                                  (Registered Shares)                3,235,660        6,111,021       1.4

                                                  Total Investments in Portugal      7,298,177       11,909,997       2.8

Spain          Business &           400,000       Prosegur Compania de
               Public Services                    Seguridad S.A.                     4,176,481        4,460,338       1.0


                                                  Total Investments in Spain         4,176,481        4,460,338       1.0

Merrill Lynch Global Holdings, Inc., February 28, 1998

SCHEDULE OF INVESTMENTS (concluded)                                                                     (in US dollars)
WESTERN EUROPE                      Shares                                                                      Percent of
(concluded)    Industries            Held                Investments                   Cost           Value     Net Assets
Sweden         Environmental        325,000       Munters AB                      $  3,401,427     $  3,005,762       0.7%
               Control

                                                  Total Investments in Sweden        3,401,427        3,005,762       0.7

Switzerland    Pharmaceuticals        1,000       Roche Holdings Ltd.                5,320,796       11,718,963       2.7

                                                  Total Investments in
                                                  Switzerland                        5,320,796       11,718,963       2.7

United         Banking              500,000       The Royal Bank of
Kingdom                                           Scotland Group PLC                 5,132,385        7,732,440       1.8

               Computer           1,100,000       Capita Group PLC                   5,091,189        7,691,310       1.8
               Services

               Electronics        2,100,000       Astec (BSR) PLC                    3,743,542        4,370,474       1.0

               Energy               500,000       Enterprise Oil PLC                 3,604,380        4,618,899       1.1

               Home Building        611,111       The Berkeley Group PLC             6,564,040        7,113,204       1.6

               Multi-Industry       911,944       BBA Group PLC                      5,114,591        6,496,430       1.5
                                    399,999       Siebe PLC                          4,107,799        8,272,045       1.9
                                                                                  ------------     ------------     ------
                                                                                     9,222,390       14,768,475       3.4

                                                  Total Investments in the
                                                  United Kingdom                    33,357,926       46,294,802      10.7

                                                  Total Investments in
                                                  Western Europe                   116,669,238      166,083,882      38.5

SHORT-TERM                         Face
SECURITIES                        Amount                  Issue

United States  Commercial    US$ 20,000,000       Delaware Funding Corp.,
               Paper**                            5.51% due 3/16/1998               19,951,022       19,951,022       4.6
                                    402,000       General Motors Acceptance
                                                  Corp., 5.69% due 3/02/1998           401,873          401,873       0.1

                                                  Total Investments in
                                                  Short-Term Securities             20,352,895       20,352,895       4.7

               Total Investments                                                  $331,524,177      432,763,306     100.2
                                                                                  ============
               Liabilities in Excess of Other Assets                                                   (836,489)     (0.2)
                                                                                                   ------------     ------
               Net Assets                                                                          $431,926,817     100.0%
                                                                                                   ============     ======

               Net Asset Value:   Class A--Based on net assets of $348,065,024
                                           and 24,228,342 shares outstanding                       $      14.37
                                                                                                   ============
                                  Class B--Based on net assets of $68,729,629
                                           and 5,014,428 shares outstanding                        $      13.71
                                                                                                   ============
                                  Class C--Based on net assets of $6,571,749
                                           and 481,546 shares outstanding                          $      13.65
                                                                                                   ============
                                  Class D--Based on net assets of $8,560,415
                                           and 598,205 shares outstanding                          $      14.31
                                                                                                   ============



              *American Depositary Receipts (ADR).
             **Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Company.
            (a)Warrants entitle the Company to purchase a predetermined number of shares of common stock. The purchase price and number of shares are subject to adjustment under conditions until the expiration date.